Revenue Recognition - Deferred Contract Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement In Deferred Contract Acquisition Costs [Roll Forward]
Capitalized Contract Cost, Net, Noncurrent	$ 11,630	$ 6,983	$ 2,696
Increase (Decrease) To Deferred Contract Acquisition Costs	9,707	7,744	5,857
Capitalized Deferred Contract Acquisition Cost, Amortization	(4,973)	(3,097)	(1,570)
Capitalized Contract Cost, Net, Noncurrent	$ 16,364	$ 11,630	$ 6,983